UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07354

Name of Fund: BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Investment Quality Municipal Trust, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2012

Date of reporting period: 07/31/2011

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2011 (Unaudited)	BlackRock Investment Quality Municipal Trust Inc. (BKN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.3%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC):
6.00%, 6/01/34	$1,745	$1,876,782
6.00%, 6/01/39	500	534,935
Birmingham Water Works Board, RB, 4.75%, 1/01/36	3,150	3,026,646
Hoover City Board of Education, GO, Refunding, 4.25%, 2/15/40	3,050	2,786,267
		8,224,630
Arizona — 4.6%
Arizona Sports & Tourism Authority, RB, Multipurpose Stadium Facilities, Series A (NPFGC), 5.00%, 7/01/31	3,000	2,708,700
Arizona State University, RB, Series D, 5.50%, 7/01/26	475	522,020
Mohave County Unified School District No. 20 Kingman, GO, School Improvement Project of 2006, Series C, (AGC), 5.00%, 7/01/26	1,800	1,914,840
Pima County IDA, Refunding IDRB, Tucson Electric Power, 5.75%, 9/01/29	1,375	1,391,651
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,035	936,654
5.00%, 12/01/37	4,585	4,103,850
San Luis Facility Development Corp., RB, Senior Lien, Regional Detention Center Project:
6.25%, 5/01/15	405	393,628
7.00%, 5/01/20	490	484,203
7.25%, 5/01/27	980	886,293
State of Arizona, COP, Department of Administration, Series A (AGM), 5.00%, 10/01/29	1,100	1,126,609
University Medical Center Corp. Arizona, RB:
6.00%, 7/01/39 (a)	1,000	987,930
6.50%, 7/01/39	750	771,900
		16,228,278

Municipal Bonds	Par (000)	Value
Arkansas — 0.8%
Springdale School District No. 50, GO, Refunding, Construction, Series A, 4.50%, 6/01/36	$3,130	$2,998,790
California — 16.6%
California County Tobacco Securitization Agency, RB, CAB, Stanislaus, Sub-Series C, 6.30%, 6/01/55 (b)	7,090	71,255
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series B, 5.88%, 8/15/31	2,300	2,456,998
Carlsbad Unified School District, GO, Election of 2006, Series B, 5.81%, 5/01/34 (c)	1,500	941,805
City of San Jose California, RB, Series A-1, AMT, 5.75%, 3/01/34	3,000	2,973,600
County of Sacramento California, RB, Senior Series A (AGM), 5.00%, 7/01/41	2,000	1,936,600
Dinuba Unified School District, GO, Election of 2006 (AGM):
5.63%, 8/01/31	250	268,038
5.75%, 8/01/33	535	576,928
Foothill Eastern Transportation Corridor Agency California, Refunding RB:
5.75%, 1/15/40	3,495	3,083,289
CAB, 5.88%, 1/15/28	7,000	6,837,600
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 6.34%, 8/01/34 (c)	2,475	1,279,971
Los Altos Elementary School District, GO, CAB, Election of 1998, Series B (NPFGC), 5.93%, 8/01/13 (b)(d)	10,945	5,771,627
Norwalk-La Mirada Unified School District California, GO, Refunding, CAB, Election of 2002, Series E (AGC), 6.47%, 8/01/38 (b)	12,000	1,896,240
Palomar Community College District, GO, CAB, Election of 2006, Series B:
6.09%, 8/01/30 (b)	2,270	657,142
6.67%, 8/01/39 (c)	3,000	1,146,150
San Diego Community College District California, GO, CAB, Election of 2002, 6.15%, 8/01/19 (c)	4,200	2,550,072

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
TAX	US Tax

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JULY 31, 2011	1

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust Inc. (BKN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
State of California, GO:
Refunding (CIFG), 4.50%, 8/01/28	$1,000	$974,240
Various Purpose, 5.75%, 4/01/31	3,000	3,224,700
Various Purpose, 6.00%, 3/01/33	3,220	3,517,625
Various Purpose, 6.50%, 4/01/33	2,900	3,246,608
Various Purpose, 5.50%, 3/01/40	3,650	3,794,065
Various Purpose (CIFG), 5.00%, 3/01/33	5,000	4,967,150
Various Purpose (NPFGC), 5.00%, 6/01/37	5,000	4,949,550
University of California, RB, Limited Project, Series B, 4.75%, 5/15/38	2,050	1,939,935
		59,061,188
Colorado — 1.1%
Park Creek Metropolitan District, RB, Senior Limited Property Tax (AGM), 6.00%, 12/01/38	1,500	1,565,205
Sand Creek Metropolitan District, GO, Refunding, Limited Tax, Series B:
4.75%, 12/01/35	1,400	1,272,166
5.00%, 12/01/40	1,200	1,057,668
		3,895,039
Connecticut — 0.5%
Connecticut State Health & Educational Facility Authority, RB:
Sacred Heart University, Series G, 5.38%, 7/01/31	600	595,986
Western Connecticut Health, Series M, 5.38%, 7/01/41	1,300	1,302,418
		1,898,404
Delaware — 0.5%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	1,800	1,813,950
District of Columbia — 1.0%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.50%, 5/15/33	3,500	3,573,570
Florida — 7.8%
County of Miami-Dade Florida, RB, CAB, Sub-Series A (NPFGC) (b):
5.20%, 10/01/32	4,225	988,861
6.67%, 10/01/32	5,000	1,251,550
5.21%, 10/01/33	4,000	865,200
6.77%, 10/01/33	15,375	3,566,385
5.21%, 10/01/34	4,580	919,618
5.22%, 10/01/35	5,000	926,500
County of Orange Florida, Refunding RB (Syncora), 4.75%, 10/01/32	5,000	4,824,900

Municipal Bonds	Par (000)	Value
Florida (concluded)
Hillsborough County IDA, RB, National Gypsum Co., Series A, 7.13%, 4/01/30	$3,700	$3,364,706
Miami Beach Health Facilities Authority, RB, Mount Sinai Medical Center of Florida, 6.75%, 11/15/21	1,845	1,897,232
Sumter Landing Community Development District Florida, RB, Sub-Series B, 5.70%, 10/01/38	3,585	2,816,591
Village Community Development District No. 6, Special Assessment Bonds, 5.63%, 5/01/22	6,220	6,237,416
		27,658,959
Georgia — 0.5%
Milledgeville & Baldwin County Development Authority, RB, Georgia College & State University Foundation, 6.00%, 9/01/14 (d)	1,500	1,757,985
Idaho — 0.8%
Idaho Health Facilities Authority, Refunding RB, Trinity Health Group, Series B, 6.25%, 12/01/33	2,500	2,726,650
Illinois — 7.8%
Chicago Public Building Commission Building Illinois, RB, Series A (NPFGC), 7.00%, 1/01/20 (d)	5,000	6,509,900
Illinois Finance Authority, RB:
MJH Education Assistance IV LLC, Sub-Series B, 5.38%, 6/01/35 (e)(f)	700	140,028
Navistar International, Recovery Zone, 6.50%, 10/15/40	1,925	1,978,419
Northwestern Memorial Hospital, Series A, 5.50%, 8/15/14 (d)	5,800	6,621,106
Roosevelt University Project, 6.50%, 4/01/44	1,500	1,539,945
Rush University Medical Center, Series C, 6.63%, 11/01/39	1,200	1,264,824
Illinois Finance Authority, Refunding RB:
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	345	273,847
OSF Healthcare System, Series A, 6.00%, 5/15/39	1,535	1,561,049
Railsplitter Tobacco Settlement Authority, RB:
6.25%, 6/01/24	6,000	6,263,340
6.00%, 6/01/28	1,700	1,750,745
		27,903,203

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JULY 31, 2011	2

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust Inc. (BKN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Indiana — 0.4%
Indiana Finance Authority, Refunding RB, Improvement, U.S. Steel Corp., 6.00%, 12/01/26	$1,350	$1,363,514
Iowa — 1.1%
Iowa Higher Education Loan Authority, RB, Private College Facility, Buena Vista University Project, 5.00%, 4/01/31	1,480	1,491,189
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility:
5.75%, 9/01/30	965	971,726
6.00%, 9/01/39	1,500	1,491,840
		3,954,755
Kansas — 0.6%
Kansas Development Finance Authority, RB, University of Kansas Tenant, Series O, 4.75%, 6/15/41	900	870,660
Kansas Development Finance Authority, Refunding RB, Sisters of Leavenworth, Series A, 5.00%, 1/01/28	1,155	1,193,438
		2,064,098
Kentucky — 2.0%
Kentucky Economic Development Finance Authority, RB, Louisville Arena, Sub-Series A-1 (AGC), 6.00%, 12/01/38	700	721,672
Kentucky Economic Development Finance Authority, Refunding RB, Norton Healthcare Inc., Series B (NPFGC), 6.19%, 10/01/23 (b)	8,500	4,301,255
Louisville/Jefferson County Metropolitan Government, Refunding RB, Jewish Hospital & St. Mary’s HealthCare, 6.13%, 2/01/37	2,250	2,257,763
		7,280,690
Louisiana — 1.8%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB:
Southeastern Louisiana University, Series A (AGM), 5.00%, 10/01/40	1,025	1,046,863
Westlake Chemical Corp., Series A-1, 6.50%, 11/01/35	1,565	1,619,666
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.50%, 5/01/31	600	622,290
Louisiana Public Facilities Authority, Refunding RB, Entergy Gulf States Louisiana, LLC Projects, Series A, 5.00%, 9/01/28	3,000	3,039,690
		6,328,509

Municipal Bonds	Par (000)	Value
Maryland — 1.3%
Maryland EDC, Refunding RB, CNX Marine Terminals Inc., 5.75%, 9/01/25	$780	$769,595
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Doctor’s Community Hospital, 5.63%, 7/01/30	4,100	3,663,227
		4,432,822
Michigan — 1.5%
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.25%, 10/15/38	1,875	2,003,569
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	2,750	3,174,847
		5,178,416
Minnesota — 1.1%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	3,500	3,812,830
Mississippi — 2.4%
Mississippi Development Bank, RB, Hinds Community College District, Capital Improvement Project (AGM), 5.00%, 4/01/36	1,910	1,931,774
Mississippi Development Bank Special Obligation, RB, Jackson County Limited Tax Note (AGC), 5.50%, 7/01/32	2,655	2,788,653
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	3,750	3,903,187
		8,623,614
Missouri — 0.7%
Missouri Joint Municipal Electric Utility Commission, RB, Plum Point Project (NPFGC), 4.60%, 1/01/36	2,790	2,420,297
Montana — 0.8%
Montana Facility Finance Authority, Refunding RB, Sisters of Leavenworth, Series A, 4.75%, 1/01/40	2,850	2,763,417
Nebraska — 1.0%
Nebraska Investment Finance Authority, Refunding RB, Series A:
5.90%, 9/01/36	1,700	1,829,863
6.05%, 9/01/41	1,585	1,687,771
		3,517,634
Nevada — 0.3%
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	1,065	1,068,525

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JULY 31, 2011	3

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust Inc. (BKN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 2.9%
Middlesex County Improvement Authority, RB, Subordinate, Heldrich Center Hotel, Series B, 6.25%, 1/01/37 (e)(f)	$1,510	$135,900
New Jersey EDA, RB, Cigarette Tax, 5.75%, 6/15/29	5,500	5,451,105
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	1,225	1,240,680
University of Medicine & Dentistry, Series B, 7.13%, 12/01/23	950	1,111,547
University of Medicine & Dentistry, Series B, 7.50%, 12/01/32	1,225	1,401,829
New Jersey State Housing & Mortgage Finance Agency, RB, Series AA, 6.50%, 10/01/38	875	947,468
		10,288,529
New Mexico — 0.7%
Village of Los Ranchos de Albuquerque New Mexico, Refunding RB, Albuquerque Academy Project, 4.50%, 9/01/40	2,500	2,298,575
New York — 4.6%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/35 (e)(f)	725	181,330
City of New York, GO, Series A-1, 5.00%, 8/01/35 (a)	400	414,012
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	5,000	4,573,000
(FGIC), 5.00%, 2/15/47	1,000	914,600
Long Island Power Authority, Refunding RB, Series A, 5.75%, 4/01/39	2,475	2,657,061
New York City Industrial Development Agency, RB:
American Airlines Inc., JFK International Airport, AMT, 7.63%, 8/01/25 (g)	2,600	2,676,050
Queens Baseball Stadium, PILOT (AGC), 6.50%, 1/01/46	1,100	1,170,367
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	1,250	1,285,712
New York State Dormitory Authority, RB, Series A:
Rochester Institute of Technology, 6.00%, 7/01/33	1,625	1,761,500

Municipal Bonds	Par (000)	Value
New York (concluded)
New York State Dormitory Authority, RB Series A (concluded):
University Rochester, 4.92%, 7/01/39 (c)	$1,000	$880,040
		16,513,672
North Carolina — 5.2%
City of Charlotte North Carolina, Refunding RB, Series A, 5.50%, 7/01/34	325	341,101
Gaston County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, Exempt Facilities, National Gypsum Co. Project, 5.75%, 8/01/35	2,425	1,848,796
North Carolina Capital Facilities Finance Agency, RB, Duke Energy Carolinas, Series B, 4.38%, 10/01/31	3,775	3,611,278
North Carolina Medical Care Commission, RB, Series A:
Novant Health Obligation, 4.75%, 11/01/43	9,900	8,415,693
WakeMed, (AGC), 5.88%, 10/01/38	1,000	1,027,650
North Carolina Medical Care Commission, Refunding RB:
Caromont Health (AGC), 4.63%, 2/15/35	1,400	1,342,376
University Health System, Series D, 6.25%, 12/01/33	1,750	1,896,265
		18,483,159
Ohio — 2.8%
County of Cuyahoga Ohio, Refunding RB, Series A, 6.00%, 1/01/21	5,000	5,324,400
County of Hancock Ohio, Refunding RB, Blanchard Valley Regional Health Center, 5.75%, 12/01/26	1,450	1,500,532
State of Ohio, Refunding RB, Kenyon College Project, 5.00%, 7/01/41	3,345	3,283,720
		10,108,652
Oklahoma — 0.8%
Tulsa Airports Improvement Trust, RB, Series A, Mandatory Put Bonds, AMT, 7.75%, 6/01/35	2,900	2,996,860
Oregon — 0.8%
Oregon Health & Science University, RB, Series A, 5.75%, 7/01/39	1,250	1,315,662
Oregon State Facilities Authority, Refunding RB, Limited College Project, Series A:
5.00%, 10/01/34	1,150	1,116,133
5.25%, 10/01/40	500	489,725
		2,921,520

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JULY 31, 2011	4

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust Inc. (BKN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 4.1%
Delaware River Port Authority, RB:
Port District Project, Series B (AGM), 5.70%, 1/01/22	$2,000	$2,003,300
Series D (AGM), 5.00%, 1/01/40	3,640	3,654,742
McKeesport Area School District, GO, CAB (FGIC) (b):
5.53%, 10/01/31	2,435	740,362
5.53%, 10/01/31 (d)	870	349,670
Pennsylvania Economic Development Financing Authority, RB:
Amtrak Project, Series A, AMT, 6.25%, 11/01/31	2,000	2,009,720
Amtrak Project, Series A, AMT, 6.38%, 11/01/41	3,100	3,111,501
Aqua Pennsylvania Inc. Project, Series B, 4.50%, 12/01/42	3,000	2,845,410
		14,714,705
Puerto Rico — 0.7%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	1,500	1,537,665
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.74%, 8/01/41 (b)	7,500	1,070,325
		2,607,990
Rhode Island — 1.3%
Rhode Island Health & Educational Building Corp., RB, Hospital Financing, LifeSpan Obligation, Series A (AGC), 7.00%, 5/15/39	3,000	3,371,970
State of Rhode Island, COP, Series C, School for the Deaf (AGC), 5.38%, 4/01/28	1,330	1,412,686
		4,784,656
South Carolina — 3.1%
South Carolina Jobs-EDA, Refunding RB:
Palmetto Health Alliance, Series A, 6.25%, 8/01/31	2,185	2,206,238
Palmetto Health, Series C, 6.88%, 8/01/13 (d)	3,560	4,012,476
South Carolina State Housing Finance & Development Authority, Refunding RB, Series A-2, AMT (AMBAC), 5.15%, 7/01/37	4,975	4,897,838
		11,116,552
Tennessee — 0.6%
Memphis-Shelby County Sports Authority Inc., Refunding RB, Memphis Arena Project, Series A:
5.25%, 11/01/27	1,135	1,178,800
5.38%, 11/01/28	1,000	1,038,730
		2,217,530

Municipal Bonds	Par (000)	Value
Texas — 5.5%
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B:
7.13%, 12/01/31	$1,000	$1,113,530
7.25%, 12/01/35	2,650	2,935,087
Harris County-Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series A (NPFGC), 6.18%, 11/15/38 (b)	5,000	717,650
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project, 5.25%, 11/01/40	3,800	3,596,320
Lower Colorado River Authority, Refunding RB (NPFGC) (d):
5.00%, 5/15/13	20	21,625
Series A, 5.00%, 5/15/13	5	5,406
Matagorda County Navigation District No. 1 Texas, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	2,200	2,321,044
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	3,000	3,189,780
Texas State Turnpike Authority, RB (AMBAC):
CAB, 6.05%, 8/15/31 (b)	15,000	4,402,800
First Tier, Series A, 5.00%, 8/15/42	1,250	1,143,575
		19,446,817
Vermont — 0.7%
Vermont Educational & Health Buildings Financing Agency, RB, Hospital, Fletcher Allen Health, Series A, 4.75%, 12/01/36	3,000	2,570,070
Virginia — 0.3%
Henrico County EDA, RB, Bon Secours Health, Series B-1 (AGC), 4.50%, 11/01/42	1,285	1,166,921
Washington — 0.6%
Washington Health Care Facilities Authority, RB, MultiCare Health System, Series B (AGC), 6.00%, 8/15/39	2,100	2,229,633
Wisconsin — 0.9%
Wisconsin Health & Educational Facilities Authority, RB, Aurora Health Care, 6.40%, 4/15/33	3,220	3,270,039
Wyoming — 0.5%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, 5.25%, 7/15/26	1,800	1,906,596
Total Municipal Bonds – 95.4%		340,192,243

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JULY 31, 2011	5

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust Inc. (BKN)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)	Par (000)	Value
Colorado — 1.4%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-7 (AGM), 5.00%, 9/01/36	$5,250	$5,220,023
Massachusetts — 0.9%
Massachusetts Water Resources Authority, Refunding RB, General, Series A, 5.00%, 8/01/41	3,070	3,127,102
New York — 2.6%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	690	758,288
Series FF-2, 5.50%, 6/15/40	810	866,281
New York City Municipal Water Finance Authority, Refunding RB, Series A, 4.75%, 6/15/30	4,000	4,113,360
New York State Dormitory Authority, RB, New York University, Series A, 5.00%, 7/01/38	3,359	3,419,892
		9,157,821
Ohio — 1.2%
County of Montgomery Ohio, RB, Catholic Health, Series C-1 (AGM), 5.00%, 10/01/41	1,740	1,676,090
Ohio Higher Educational Facility Commission, Refunding RB, Hospital, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	2,600	2,655,250
		4,331,340
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 6.1%		21,836,286
Total Long-Term Investments (Cost – $358,888,487) – 101.5%		362,028,529

FFI Institutional Tax-Exempt Fund, 0.01% (i)(j)	3,952,758	3,952,758
Total Short-Term Securities (Cost – $3,952,758) – 1.1%		3,952,758

Value
Total Investments (Cost – $362,841,245*) – 102.6%	$365,981,287
Other Assets Less Liabilities – 35.8%	127,821,544
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (3.1)%	(11,012,355)
AMPs Shares, at Redemption Value – (35.3)%	(126,026,660)
Net Assets Applicable to Common Shares – 100.0%	$356,763,816

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate Cost	$351,526,277
Gross unrealized appreciation	$14,553,320
Gross unrealized depreciation	(11,106,954)
Net unrealized appreciation	$3,446,366

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Citigroup N.A.	$414,012	$1,008
Bank of America N.A.	$987,930	$3,970

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(d)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Non-income producing security.

(g)	Variable rate security. Rate shown is as of report date.

(h)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(i)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2011	Net Activity	Shares Held at July 31, 2011	Income
FFI Institutional Tax-Exempt Fund	1,084,525	2,868,233	3,952,758	$718

(j)	Represents the current yield as of report date.

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JULY 31, 2011	6

Schedule of Investments (concluded)	BlackRock Investment Quality Municipal Trust Inc. (BKN)

•	Financial futures contracts sold as of July 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
80	30-Year U.S. Treasury Bond	Chicago Board of Trade	September 2011	$9,965,473	$(284,527)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of July 31, 2011 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]	—	$362,028,529	—	$362,028,529
Short-Term Securities	$3,952,758	—	—	3,952,758
Total	$3,952,758	$362,028,529	—	$365,981,287

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(284,527)	—	—	$(284,527)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JULY 31, 2011	7

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Investment Quality Municipal Trust, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: September 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: September 26, 2011